LEASES AND SHIP CHARTERS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of leases [Abstract]
Disclosure of maturity analysis of operating lease payments [text block]	Maturity analysis of operating lease payments:
	2020	2019
	US$’000	US$’000

Year 1	5,256	5,241
Year 2	2,081	5,256
Year 3	-	2,081
Total	7,337	12,578